UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Austin Investment Management Inc
Address: 520 Madison Avenue, 28th Floor
         New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Rheema Pike
Title: Chief Compliance Officer
Phone: 212-888-9292

Signature, Place, and Date of Signing:

s/ Rheema Pike                   New York, NY             November 13, 2007
[Signature]                     [City, State]                   [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number      Name
         28-

  [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 120

Form 13F Information Table Value Total:  $194,081
                                         (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.                   Form 13F File Number Name 28-

[Repeat as necessary.]



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

Column 1                      Column 2       Column 3  Column 4   Column 5       Column 6    Column 7               Column 8
--------                     ---------       --------  --------   --------      ----------   --------               --------
                                                        Value   SHRS OR  SH/    Investment    Other             Voting Authority
Name of Issuer             Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers        Sole    Shared    None
--------------             --------------   ---------  -------  -------  ---    ---------   ---------       -------  -------   -----
Berkshire Hathaway          CL A              084990175   5332       45 SH      SOLE                                           X
3m Co Com                   COM               88579Y101   1193    12750 SH      SOLE                                           X
Abbott Laboratories         COM               002824100   1930    36001 SH      SOLE                         X
American Express Co         COM               025816109   3010    50700 SH      SOLE                                           X
Ameron International Corp   COM               030710107   5069    47930 SH      SOLE                         X
Anadarko Petroleum          COM               032511107    138     2575 SH      SOLE                                           X
Apple Computer Inc.         COM               037833100    153     1000 SH      SOLE                                           X
Applied Materials Inc.      COM               038222105    382    18500 SH      SOLE                                           X
Applied Materials Inc.      COM               038222105    828    40000 SH      SHARED-DEFINED               X
Aqua America Inc.           COM               03836W103    938    41392 SH      SOLE                                           X
AT&T, Inc.                  COM               00206R102   1067    25240 SH      SOLE                                           X
Avx Corp New Com            COM               002444107   1378    85600 SH      SOLE                         X
Avx Corp New Com            COM               002444107    644    40000 SH      SHARED-DEFINED               X
Baker Hughes Inc.           COM               057224107   9743   107817 SH      SOLE                         X
Bank Of America Corp.       COM               060505104   1057    21030 SH      SOLE                                           X
Bank of NY Mellon Corp.     COM               064058100    284     6435 SH      SOLE                                           X
Biogen Idec Inc.            COM               09062X103    106     1600 SH      SOLE                                           X
Boston Scientific Corp      COM               101137107    348    25000 SH      SOLE                                           X
Bp Plc-Spons Adr            SPONSORED ADR     055622104    224     3234 SH      SOLE                                           X
Bristol Myers Squibb Co     COM               110122108   1008    35000 SH      SHARED-DEFINED               X
Bristol Myers Squibb Co     COM               110122108   4485   155635 SH      SOLE                         X
Broadcom Corp. Cl A         CL A              111320107    597    16400 SH      SOLE                                           X
Burlington Northern Inc.    COM               12189T104   4798    59120 SH      SOLE                                           X
California Wtr Svc Grp Com  COM               130788102    150     3900 SH      SOLE                                           X
Cameron International Corp. COM               13342B105    101     1100 SH      SOLE                                           X
Cemex SAB - Spon            SPONSORED ADR NEW 151290889    149     5000 SH      SHARED-DEFINED               X
Chevron Corp Com            COM               166764100   7465    79774 SH      SOLE                         X
Chic Brdg & Iron NY Reg Sh  NY REGISTRY SH    167250109    430    10000 SH      SHARED-DEFINED               X
Chic Brdg & Iron NY Reg Sh  NY REGISTRY SH    167250109   7910   183700 SH      SOLE                         X
Cincinnati Financial Corp   COM               172062101    119     2756 SH      SOLE                                           X
Cisco Systems               COM               17275R102   6402   193264 SH      SOLE                         X
Citigroup Inc.              COM               172967101    390     8375 SH      SOLE                                           X
Colgate Palmolive Co        COM               194162103    384     5393 SH      SOLE                                           X
Conocophillips Com          COM               20825C104   2374    27059 SH      SOLE                                           X
Consolidated Edison Inc.    COM               209115104   1427    30825 SH      SOLE                         X
Corning Inc.                COM               219350105    544    22100 SH      SOLE                                           X
Costco Wholesale Corp.      COM               22160K105    435     7100 SH      SOLE                                           X
Covanta Holding Corp.       COM               22282E102    241     9847 SH      SOLE                                           X
Devon Energy Corp New Com   COM               25179M103    107     1290 SH      SOLE                                           X
Diageo Plc-ADR              SPONSORED ADR NEW 25243Q205    877    10000 SH      SHARED-DEFINED               X
Duke Power Co               COM               26441C105   3134   167723 SH      SOLE                         X
East Group Properties Inc   COM               277276101    339     7500 SH      SOLE                                           X
EasyLink Svcs Intl CL A     CL A              277858106   2165   611730 SH      SOLE                                           X
Eli Lilly & Co              COM               532457108   1545    27156 SH      SOLE                                           X
Encana Corp.                COM               292505104   0842   175304 SH      SOLE                         X
Encana Corp.                COM               292505104   2164    35000 SH      SHARED-DEFINED               X
Essex Ppty Tr Inc Com       COM               297178105    376     3200 SH      SOLE                                           X
Exelon Corp.                COM               30161N101    275     3654 SH      SOLE                                           X
Exxon Mobil Corp.           COM               30231G102    129     1400 SH      SOLE                         X
Fairfax Financial Hldgs Ltd SUB VTG           303901102    732     3000 SH      SHARED-DEFINED               X
Finisar Corp                COM               31787A101    622   222400 SH      SOLE                                           X
Fording Canadian Coal       TR UNIT           345425102    969    25000 SH      SHARED-DEFINED               X
Fording Canadian Coal       TR UNIT           345425102    232     6000 SH      SOLE                                           X
Fpl Group Inc.              COM               302571104    323     5320 SH      SOLE                                           X
General Electric Co         COM               369604103    281     6800 SH      SOLE                                           X
Golar Lng Ltd               SHS               G9456A100   1004    45000 SH      SHARED-DEFINED               X
Grant Prideco Inc.          COM               38821G101   2987    54800 SH      SOLE                         X
Home Depot                  COM               437076102    998    30775 SH      SOLE                                           X
Home Depot                  COM               437076102    486    15000 SH      SHARED-DEFINED               X
Honeywell Inc               COM               438516106   7557   127080 SH      SOLE                                           X
IBM Corp                    COM               459200101   6976    59227 SH      SOLE                         X
Infineon Technologies - Adr SPONSERED ADR     45662N103    805    46900 SH      SOLE                                           X
Intel Corp.                 COM               458140100    126     4885 SH      SOLE                                           X
Intel Corp.                 COM               458140100    775    30000 SH      SHARED-DEFINED               X
Johnson & Johnson           COM               478160104   1651    25130 SH      SOLE                         X
KB Home                     COM               48666K109    438    17500 SH      SOLE                                           X
Legg Mason Inc.             COM               524901105    101     1200 SH      SOLE                                           X
Level 3 Communications      COM               52729N100    779   167600 SH      SOLE                                           X
Merck & Co Inc.             COM               589331107    206     4000 SH      SOLE                                           X
Microsoft Corp.             COM               594918104    572    19429 SH      SOLE                                           X
Mueller Water Products      COM SER A         624758108    371    30000 SH      SHARED-DEFINED               X
Nabors Industries Inc.      SHS               G6359F103    283     9200 SH      SOLE                         X
News Corporation            CL A              65248E104    879    40000 SH      SHARED-DEFINED               X
Nexen Inc.                  COM               65334H102    855    28000 SH      SOLE                                           X
Noble Corporation Shs       SHS               G65422100   6620   134980 SH      SOLE                         X
Novell Inc.                 COM               670006105    673    88100 SH      SOLE                                           X
Oneok Partners LP           UNIT LTD PARTN    68268N103   3441    57875 SH      SOLE                                           X
Oracle Systems Corp         COM               68389X105   1082    50000 SH      SOLE                                           X
Pepsico, Inc.               COM               713448108   1213    16558 SH      SOLE                                           X
Pfizer Inc                  COM               717081103    968    39651 SH      SOLE                         X
Procter & Gamble Co.        COM               742718109   1430    20339 SH      SOLE                         X
Reading Intern Class A      CL A              755408101    512    52000 SH      SOLE                                           X
Rio Tinto Plc Sp            SPONSORED ADR     767204100    515     1500 SH      SHARED-DEFINED               X
Rohm & Haas Co.             COM               775371107    512     9200 SH      SOLE                                           X
Schering Plough Corp -W/Rts COM               806605101   1328    42000 SH      SHARED-DEFINED               X
Schering Plough Corp -W/Rts COM               806605101   2221    70248 SH      SOLE                         X
Schlumberger Ltd            COM               806857108   3569    33991 SH      SOLE                                           X
Six Flags Inc.              COM               83001P109    397   115000 SH      SOLE                                           X
Spectra Energy Corp.        COM               847560109    856    35000 SH      SHARED-DEFINED               X
Spectra Energy Corp.        COM               847560109   4405   179946 SH      SOLE                         X
Spectra Energy Partners LP  COM               84756N109    491    18720 SH      SOLE                         X
St. Joe Company             COM               790148100   1334    39700 SH      SOLE                         X
St. Joe Company             COM               790148100    201     6000 SH      SHARED-DEFINED               X
Starwd Htls & Res Wldw, Inc.COM               85590A203   2734       45 SH      SOLE                                           X
Suncor Energy In            COM               867229106    616     6500 SH      SHARED-DEFINED               X
Sycamore Network            COM               871206108    305    75000 SH      SHARED-DEFINED               X
Tejon Ranch Co.             COM               879080109   4383   105875 SH      SOLE                         X
Tejon Ranch Co.             COM               879080109    621    15000 SH      SHARED-DEFINED               X
Tellabs Inc                 COM               879664100    724    76105 SH      SOLE                         X
Tellabs Inc                 COM               879664100    476    50000 SH      SHARED-DEFINED               X
Texas Instruments           COM               882508104    292     8000 SH      SOLE                                           X
Textron Inc.                COM               883203101   1816    29200 SH      SOLE                                           X
Time Warner Inc.            COM               887317105   6151      335 SH      SOLE                                           X
Time Warner Inc.            COM               887317105   1285    70000 SH      SHARED-DEFINED               X
Travelers Inc.              COM               885502104    100     2000 SH      SOLE                                           X
U S G Corp Com New          COM NEW           903293405   2967    79030 SH      SOLE                         X
United Parcel Services      CL B              911312106    375     5000 SH      SHARED-DEFINED               X
United Technologies Corp.   COM               913017109    727     9040 SH      SOLE                                           X
Universal Display Corp.     COM               91347P105    443    25000 SH      SOLE                                           X
Valueclick Inc              COM               92046N102   2246      100 SH      SOLE                                           X
Verizon Communications      COM               92343V104    287     6501 SH      SOLE                                           X
Vornado Rlty Tr Sh Ben Int  SH BEN INT        929042109   2187    20000 SH      SOLE                                           X
Walgreen Co.                COM               931422109   2593    54900 SH      SOLE                         X
Wal-Mart Stores             COM               931142103   1309    30000 SH      SHARED-DEFINED               X
Waters Corp.                COM               941848103    180     2700 SH      SOLE                                           X
Watts Water Tech            CL A              942749102    307    10000 SH      SHARED-DEFINED               X
WCI Communities Inc.        COM               92923C104    119    20000 SH      SOLE                                           X
White Mtns Ins Group Ltd    COM               G9618E107    930     1791 SH      SOLE                                           X
Wrigley Wm Jr Co            COM               982526105   1479    23036 SH      SOLE                                           X
Wyeth Com                   COM               983024100    467    10500 SH      SOLE                                           X

                     TOTAL:                            194,081


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